Right-of-use assets, long-term financial assets and lease liabilities - Contractual undiscounted cash flows for lease obligations (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 5,323
Escrow deposits	600	SFr 400
Not later than one year [member]
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	1,195
1-3 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	2,369
3-5 years
Contractual undiscounted cash flows for lease liabilities:
Contractual undiscounted cash flows for lease obligations	SFr 1,759